Related Party Transactions (Details) - Schedule of Amounts Due to Related Parties ¥ in Thousands, $ in Thousands	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Related Party Transaction [Line Items]
Amounts due to related parties	¥ 291	$ 40	¥ 5,431
Li Ke [Member]
Related Party Transaction [Line Items]
Amounts due to related parties			4,170
Jia Li [Member]
Related Party Transaction [Line Items]
Amounts due to related parties			582
Bingyi Zhao [Member]
Related Party Transaction [Line Items]
Amounts due to related parties	291	40	673
Hangzhou Youyue [Member]
Related Party Transaction [Line Items]
Amounts due to related parties			¥ 6